AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Real Estate - 94.4%
Diversified Real Estate Activities - 6.8%
City Developments Ltd.	238,500	$1,673,639
Mitsubishi Estate Co., Ltd.	122,100	2,247,488
Mitsui Fudosan Co., Ltd.	396,100	8,941,634
New World Development Co., Ltd.	1,314,000	1,850,099
Sumitomo Realty & Development Co., Ltd.	35,400	1,288,098
Sun Hung Kai Properties Ltd.	302,000	4,866,833
UOL Group Ltd.	307,400	1,633,719

		22,501,510

Diversified REITs - 7.7%
Armada Hoffler Properties, Inc.	204,863	3,468,331
Empire State Realty Trust, Inc.-Class A	182,190	2,552,482
Essential Properties Realty Trust, Inc.	108,340	2,288,141
Fibra Uno Administracion SA de CV	579,830	746,430
Gecina SA	8,830	1,354,789
GPT Group (The)	1,217,850	5,169,444
H&R Real Estate Investment Trust	122,620	2,107,154
Hulic Reit, Inc.	992	1,771,571
Kenedix Office Investment Corp.-Class A	150	1,077,248
Merlin Properties Socimi SA	143,212	1,955,359
Mirvac Group	1,279,990	2,812,522

		25,303,471

Health Care REITs - 6.3%
Assura PLC	2,604,020	2,045,719
HCP, Inc.	211,960	6,767,883
Medical Properties Trust, Inc.	260,680	4,561,900
Omega Healthcare Investors, Inc.	137,650	4,996,695
Physicians Realty Trust (a)	134,716	2,318,462

		20,690,659

Hotel & Resort REITs - 3.9%
Japan Hotel REIT Investment Corp.	4,911	4,100,780
Park Hotels & Resorts, Inc.	174,370	4,605,112
RLJ Lodging Trust	243,200	4,202,496

		12,908,388

Industrial REITs - 10.4%
Americold Realty Trust	136,556	4,578,723
Goodman Group	300,190	3,035,980
Nippon Prologis REIT, Inc.	969	2,329,777
Prologis, Inc.	168,550	13,586,816
Rexford Industrial Realty, Inc.	62,380	2,582,532
Segro PLC	364,494	3,381,896
STAG Industrial, Inc.	102,610	3,049,569
Tritax Big Box REIT PLC	977,660	1,817,104

		34,362,397

Office REITs - 11.1%
Alexandria Real Estate Equities, Inc.	44,690	6,540,828
Boston Properties, Inc.	42,970	5,712,862
CapitaLand Commercial Trust	1,826,100	2,727,576
City Office REIT, Inc.	104,430	1,292,843
Cousins Properties, Inc.	111,512	3,922,992

Company	Shares	U.S. $ Value
Daiwa Office Investment Corp.	246	$1,817,673
Easterly Government Properties, Inc.	91,230	1,721,510
Great Portland Estates PLC	190,050	1,526,611
Inmobiliaria Colonial Socimi SA	163,620	1,829,387
Japan Real Estate Investment Corp.	285	1,782,721
Kilroy Realty Corp.	41,600	3,305,536
Nippon Building Fund, Inc.	386	2,709,327
Orix JREIT, Inc.	914	1,773,960

		36,663,826

Real Estate Development - 3.0%
CIFI Holdings Group Co., Ltd.	1,882,000	1,199,736
CK Asset Holdings Ltd.	886,000	6,661,951
Instone Real Estate Group AG (b)(c)	93,410	1,989,511

		9,851,198

Real Estate Operating Companies - 10.5%
ADLER Real Estate AG	35,734	492,096
ADO Properties SA (b)	45,690	1,969,540
Aroundtown SA	175,122	1,397,074
Azrieli Group Ltd.	32,040	2,247,145
CA Immobilien Anlagen AG	78,850	2,775,726
Castellum AB	24,620	499,801
Entra ASA (b)	142,929	2,073,186
Fabege AB	166,960	2,576,554
Hemfosa Fastigheter AB	205,980	1,854,111
Swire Properties Ltd.	810,800	2,927,715
TLG Immobilien AG	134,850	3,963,358
Vonovia SE	158,803	7,753,446
Wharf Real Estate Investment Co., Ltd.	646,000	4,075,166

		34,604,918

Real Estate Services - 1.7%
Open House Co., Ltd.	38,500	1,677,329
Unibail-Rodamco-Westfield	29,120	3,900,538

		5,577,867

Residential REITs - 14.2%
American Campus Communities, Inc.	64,130	2,998,077
American Homes 4 Rent-Class A	186,940	4,525,817
Apartment Investment & Management Co.-Class A	84,001	4,161,410
Camden Property Trust	46,470	4,819,404
Essex Property Trust, Inc.	22,800	6,890,616
Independence Realty Trust, Inc.	370,410	4,574,563
Japan Rental Housing Investments, Inc.	520	436,878
Killam Apartment Real Estate Investment Trust	143,980	2,139,300
Mid-America Apartment Communities, Inc.	43,830	5,164,927
Nippon Accommodations Fund, Inc.	259	1,524,932
Northview Apartment Real Estate Investment Trust	83,360	1,717,982
Sun Communities, Inc.	42,468	5,640,175
UNITE Group PLC (The)	174,090	2,183,134

		46,777,215

Company	Shares	U.S. $ Value
Retail REITs - 11.8%
Agree Realty Corp.	43,550	$2,911,317
Brixmor Property Group, Inc.	284,470	5,399,241
Hammerson PLC	465,080	1,206,157
Japan Retail Fund Investment Corp.	414	834,097
Link REIT	474,360	5,517,364
National Retail Properties, Inc.	83,630	4,368,831
Regency Centers Corp.	81,740	5,452,058
Retail Properties of America, Inc.-Class A	342,530	4,165,165
Simon Property Group, Inc.	34,270	5,558,594
SITE Centers Corp.	158,790	2,262,758
Vicinity Centres	621,980	1,107,881

		38,783,463

Specialized REITs - 7.0%
CubeSmart	147,780	5,017,131
Digital Realty Trust, Inc. (a)	60,910	6,965,667
EPR Properties	32,600	2,426,418
MGM Growth Properties LLC-Class A	102,530	3,061,546
National Storage Affiliates Trust	142,190	4,306,935
Safestore Holdings PLC	142,260	1,081,265

		22,858,962

		310,883,874

Transportation - 1.2%
Highways & Railtracks - 1.2%
Transurban Group	372,303	3,945,849

Banks - 0.8%
Diversified Banks - 0.4%
Banco Comercial Portugues SA	5,950,410	1,520,739

Thrifts & Mortgage Finance - 0.4%
LIC Housing Finance Ltd.	163,950	1,227,056

		2,747,795

Health Care Equipment & Services - 0.7%
Health Care Facilities - 0.7%
Chartwell Retirement Residences	207,150	2,413,977

Consumer Services - 0.5%
Leisure Facilities - 0.5%
Planet Fitness, Inc. (c)	22,350	1,758,051

Consumer Durables & Apparel - 0.5%
Homebuilding - 0.5%
Lennar Corp.-Class A	32,140	1,528,900

Capital Goods - 0.5%
Construction & Engineering - 0.5%
Taisei Corp.	43,500	1,500,781

Materials - 0.2%
Construction Materials - 0.2%
Grupo Cementos de Chihuahua SAB de CV	137,620	735,074

Total Common Stocks (cost $288,088,476)		325,514,301

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.31% (d)(e)(f) (cost $2,521,989)	2,521,989	$2,521,989

Total Investments - 99.6% (cost $290,610,465) (g)		328,036,290

Other assets less liabilities - 0.4%		1,441,287

Net Assets - 100.0%		$329,477,577

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	2,741	USD	2,039	8/15/19	$(38,785)
Bank of America, NA	GBP	493	USD	627	8/15/19	26,421
Bank of America, NA	USD	1,218	CHF	1,212	8/15/19	2,190
Bank of America, NA	USD	1,945	NOK	16,754	8/15/19	(52,781)
Barclays Bank PLC	JPY	320,608	USD	2,986	8/15/19	35,797
Barclays Bank PLC	USD	795	AUD	1,131	8/15/19	(20,721)
Barclays Bank PLC	USD	2,231	CHF	2,190	8/15/19	(27,007)
Barclays Bank PLC	USD	884	JPY	95,149	8/15/19	(8,084)
BNP Paribas SA	ILS	4,614	USD	1,304	8/15/19	(11,164)
Citibank, NA	JPY	204,703	USD	1,873	8/15/19	(10,552)
Citibank, NA	MXN	22,925	USD	1,152	8/15/19	(42,093)
Citibank, NA	SGD	1,017	USD	747	8/15/19	6,849
Citibank, NA	USD	597	EUR	524	8/15/19	(16,690)
Citibank, NA	USD	1,389	GBP	1,062	8/15/19	(96,481)
Citibank, NA	USD	4,054	JPY	439,558	8/15/19	(9,604)
Citibank, NA	USD	721	NOK	6,141	8/15/19	(27,838)
Citibank, NA	INR	60,303	USD	869	10/24/19	5,025
Goldman Sachs Bank USA	GBP	1,062	USD	1,357	8/15/19	64,717
Goldman Sachs Bank USA	USD	823	SEK	7,700	8/15/19	(25,074)
HSBC BanK USA	USD	748	SGD	1,017	8/15/19	(7,417)
HSBC BanK USA	USD	1,637	SGD	2,230	11/15/19	(11,824)
JPMorgan Chase Bank, NA	EUR	622	USD	704	8/15/19	14,837
Morgan Stanley & Co., Inc.	USD	1,339	CHF	1,345	8/15/19	14,638
Morgan Stanley & Co., Inc.	GBP	541	USD	661	11/15/19	196
Natwest Markets PLC	AUD	1,057	USD	742	8/15/19	18,598
Natwest Markets PLC	USD	1,514	CAD	1,979	8/15/19	(13,870)
Natwest Markets PLC	USD	534	CAD	708	8/15/19	2,685
Natwest Markets PLC	USD	1,130	JPY	121,521	8/15/19	(12,284)
Societe Generale	USD	747	JPY	79,841	8/15/19	(12,208)
Standard Chartered Bank	USD	1,522	CAD	2,033	8/15/19	19,065
Standard Chartered Bank	CNY	5,660	USD	822	10/17/19	3,243
State Street Bank & Trust Co.	AUD	74	USD	52	8/15/19	1,314
State Street Bank & Trust Co.	EUR	851	USD	963	8/15/19	20,196
State Street Bank & Trust Co.	GBP	156	USD	198	8/15/19	8,600
State Street Bank & Trust Co.	JPY	145,786	USD	1,333	8/15/19	(7,923)
State Street Bank & Trust Co.	NOK	16,754	USD	1,937	8/15/19	44,250
State Street Bank & Trust Co.	SEK	7,700	USD	821	8/15/19	23,005
State Street Bank & Trust Co.	USD	465	JPY	50,038	8/15/19	(4,574)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	478	SGD	648	11/15/19	$(5,595)
UBS AG	JPY	184,218	USD	1,664	8/15/19	(30,603)

						$(181,546)

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $6,032,237 or 1.8% of net assets.

(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $45,045,821 and gross unrealized depreciation of investments was $(7,801,542), resulting in net unrealized appreciation of $37,244,279.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN*

July 31, 2019 (unaudited)

53.7%	United States
10.9%	Japan
7.9%	Hong Kong
5.4%	Germany
4.9%	Australia
4.0%	United Kingdom
2.6%	Canada
1.8%	Singapore
1.6%	France
1.5%	Sweden
1.1%	Spain
0.8%	Austria
0.7%	Israel
2.3%	Other
0.8%	Short-Term

100.0%	Total Investments

*

All data are as of July 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: China, India, Mexico, Norway and Portugal.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Real Estate	$201,276,036		$109,607,838		$	– 0	–	$310,883,874
Transportation	– 0	–	3,945,849			– 0	–	3,945,849
Banks	– 0	–	2,747,795			– 0	–	2,747,795
Health Care Equipment & Services	2,413,977		– 0	–		– 0	–	2,413,977
Consumer Services	1,758,051		– 0	–		– 0	–	1,758,051
Consumer Durables & Apparel	1,528,900		– 0	–		– 0	–	1,528,900
Capital Goods	– 0	–	1,500,781			– 0	–	1,500,781
Materials	735,074		– 0	–		– 0	–	735,074
Short-Term Investments	2,521,989		– 0	–		– 0	–	2,521,989

Total Investments in Securities	210,234,027		117,802,263	(a)		– 0	–	328,036,290

Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	311,626			– 0	–	311,626
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(493,172)			– 0	–	(493,172)

Total	$210,234,027		$117,620,717		$	– 0	–	$327,854,744

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,070	$80,877	$79,425	$2,522	$0